Stock Buyback Plan (Details) (USD $) In Thousands, except Share data, unless otherwise specified	0 Months Ended	12 Months Ended
	Mar. 14, 2012	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Stock Buyback Plan [Abstract]
Authorized repurchase amount	$ 4,000
Repurchase of common stock, shares		975,571	414,162
Repurchase of common stock, value		$ 1,411	$ 1,102
Repurchased common stock, average price per share		$ 2.51	$ 2.66